Nature of Operations (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Nature of Operations [Abstract]
Nature of Operations
Note 1 – Nature of Operations

Edge Therapeutics, Inc. (the "Company") is a clinical-stage biotechnology company that seeks to discover, develop and commercialize novel therapies capable of transforming treatment paradigms in the management of medical conditions.  On March 28, 2018, the Company announced that a pre-specified interim analysis performed on data from the Day 90 visit of the first 210 subjects randomized and treated in the Phase 3 multi-center, randomized, double-blind, placebo-controlled NEWTON 2 study of EG-1962 in adults with aneurysmal subarachnoid hemorrhage demonstrated a low probability of achieving a statistically significant difference compared to the standard of care in the study’s primary endpoint, if the study were to be fully enrolled.  The independent Data Monitoring Committee (“DMC”) for the NEWTON 2 study recommended that the study be stopped based on this demonstration.  The DMC also reported that there were no safety concerns attributed to EG-1962.

Based on the DMC recommendation, the Company decided to discontinue the NEWTON 2 study and took steps to notify health authorities and clinical investigators participating in the study.

On April 30, 2018, the Company announced that it is exploring strategic alternatives, which may include, without limitation, an acquisition of another company, acquisitions or in-licensing of products or product candidates, technologies or other assets, the sale of all or substantially all of the assets of the Company, a sale of stock, a strategic merger or other business combination transaction or other transaction between the Company and a third party.  The Company has retained Piper Jaffray & Co. to serve as the financial advisor to its Board of Directors in the process. The Company does not have a defined timeline for the exploration of strategic alternatives and there can be no assurance that the process will result in any strategic alternative being announced or consummated. The Company does not intend to discuss or disclose further developments during this process unless and until its Board of Directors has approved a specific action or otherwise determined that further disclosure is appropriate. The Company has reduced the scope of its operations, including the size of its workforce, in order to preserve its cash resources.

 In the second quarter of 2018, the Company recorded an initial restructuring charge of $6.3 million. The components of the restructuring charge included expenses of $4.0 million for severance benefits and $2.3 million for financial advisor fees, as well as  ongoing legal fees expensed as incurred, and accrued retention compensation related to the restructuring of the organization.

The restructuring activity during 2018 is as follows:

Restructuring reserve at December 31, 2017	$–
Initial restructuring charge	6,276,563
Incurred legal fees	334,212
Retention compensation	618,349
Restructuring expenses to date (1)	7,229,124

Payment of legal fees	(191,976)
Payment of retention compensation	(56,925)
Payment of severance benefits	(1,800,501)
Restructuring reserve as of September 30, 2018	$5,179,722

(1)	Excludes non-cash stock based retention compensation of $264,970 expensed to date through restructuring expenses.

From the Company's inception, it has devoted substantially all of its efforts to business planning, engaging regulatory, manufacturing and other technical consultants, acquiring operating assets, planning and executing clinical trials and raising capital. The Company's future operations are highly dependent on the success of its strategic alternatives review and any transactions and operations resulting from that process.

Note 1 - Nature of operations:

Edge Therapeutics, Inc. (the "Company") is a clinical-stage biotechnology company that discovers, develops and seeks to commercialize novel, hospital-based therapies capable of transforming treatment paradigms in the management of acute, life-threatening neurological and other conditions. The Company's initial product candidates target rare, acute, life-threatening neurological and other conditions for which the Company believes the approved existing therapies, if any, are inadequate.  The Company's product candidates utilize its proprietary, programmable, biodegradable polymer-based development platform (the Precisa Platform), a novel delivery mechanism that seeks to enable targeted and sustained drug exposure and avoid the dose-limiting side effects associated with the current standards of care.

From the Company's inception, it has devoted substantially all of its efforts to business planning, engaging regulatory, manufacturing and other technical consultants, acquiring operating assets, planning and executing clinical trials and raising capital. The Company's future operations are highly dependent on a combination of factors, including (i) the success of its research and development, (ii) the development of competitive therapies by other biotechnology and pharmaceutical companies, and, ultimately, (iii) regulatory approval and market acceptance of the Company's proposed future products.